Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2013
Other Comprehensive Income Disclosure [Abstract]
Components of Other Comprehensive Income
Other comprehensive income (loss)

Components of other comprehensive income (loss)
	Year ended
	Dec. 31, 2013			Dec 31, 2012			Dec. 31, 2011
(in millions)	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount	Pre-tax amount	Tax (expense) benefit	After-tax amount
Foreign currency translation:
Foreign currency translation adjustments arising during the period	$130	$62	$192	$80	$50	$130	$(184)	$(11)	$(195)
Total foreign currency translation	130	62	192	80	50	130	(184)	(11)	(195)
Unrealized gain (loss) on assets available-for-sale:
Unrealized gain (loss) arising during period	(1,466)	577	(889)	1,611	(604)	1,007	483	(177)	306
Reclassification adjustment (a)	(129)	55	(74)	(162)	56	(106)	(48)	22	(26)
Net unrealized gain (loss) on assets available-for-sale	(1,595)	632	(963)	1,449	(548)	901	435	(155)	280
Defined benefit plans:
Prior service cost arising during the period	(2)	1	(1)	98	(41)	57	—	—	—
Net (gain) loss arising during the period	732	(303)	429	(298)	108	(190)	(741)	298	(443)
Foreign exchange adjustment	—	—	—	—	—	—	(4)	1	(3)
Amortization of prior service credit, net loss and initial obligation included in net periodic benefit cost (a)	209	(83)	126	173	(69)	104	114	(45)	69
Total defined benefit plans	939	(385)	554	(27)	(2)	(29)	(631)	254	(377)
Unrealized gain (loss) on cash flow hedges:
Unrealized hedge gain (loss) arising during period	136	(54)	82	242	(99)	143	(640)	214	(426)
Reclassification adjustment (a)	(124)	51	(73)	(239)	97	(142)	643	(214)	429
Net unrealized gain (loss) on cash flow hedges	12	(3)	9	3	(2)	1	3	—	3
Total other comprehensive income (loss)	$(514)	$306	$(208)	$1,505	$(502)	$1,003	$(377)	$88	$(289)

Accumulated Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) attributable to The Bank of New York Mellon Corporation shareholders
		ASC 820 Adjustments		Unrealized gain (loss) on assets available-for-sale	Unrealized gain (loss) on cash flow hedges	Total accumulated other comprehensive income (loss), net of tax
(in millions)	Foreign currency translation	Pensions	Other post-retirement benefits
2010 ending balance	$(473)	$(993)	$(55)	$170	$(4)	$(1,355)
Change in 2011	(178)	(336)	(41)	280	3	(272)
2011 ending balance	$(651)	$(1,329)	$(96)	$450	$(1)	$(1,627)
Change in 2012	112	(65)	36	900	1	984
2012 ending balance	$(539)	$(1,394)	$(60)	$1,350	$—	$(643)
Change in 2013	151	554	—	(963)	9	(249)
2013 ending balance	$(388)	$(840)	$(60)	$387	$9	$(892)